Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Costs [Abstract]
Interest expense on bank loan	$ 2,376	$ 2,053	$ 1,584
Interest expense on convertible debentures	3,823	4,207	173
Accretion of convertible debentures	2,051	1,761	62
Interest expense on lease liabilities	16	22	20
Finance costs	$ 8,266	$ 8,043	$ 1,839